INCOME TAXES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Loss before taxes	$ (17,143)	$ (23,517)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	$ 4,543	$ 6,232
Difference in tax rates	1,746	2,048
Non-deductible amounts	(2,579)	(2,675)
Non-taxable amounts	2,535	2,362
Previously unrecognized deferred tax assets	1,255	1,326
Renunciation of tax attributes-flow through shares	(417)	(403)
Change in deferred tax assets not recognized	(5,960)	(2,476)
Change in tax rates, legislation	(55)	(81)
Prior year over (under) provision	(1,105)	(890)
Other	897	(67)
Income tax recovery	$ 860	$ 5,376